Deferred Tax - Deferred tax liability (asset) (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences on which deferred tax assets have not been recognised	$ 167,064,000.000	$ 95,281,000	$ 42,204,000
Unrelieved tax losses carried forward for which no deferred tax assets are recognised	163,041,000.000	90,234,000	38,132,000
Intangible assets and other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax		3,335,000	10,389,000
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax		(3,335,000)	(10,389,000)
Temporary differences on share schemes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,440,000	5,047,000.000	4,072,300.0000
Short-term timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	228,000	0	0
RDEC step 2 credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 354,000	$ 0	$ 0